Contingencies (Details Textual 3) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Contingencies (Textual) [Abstract]
Recorded estimated costs	$ 1.2
Provision recorded related to matter	0
Payment of costs related to matter	0.5
Remaining accrual of costs related to matter	0.7
Insurance coverage claims	0.5
Insurance Recovery	$ 0